Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Assets:
Cash and marketable securities held in Trust Account	$ 149,605,455	$ 168,384,949	$ 174,284,387	$ 174,734,722	$ 174,745,646	$ 173,994,583	$ 173,580,367	$ 172,718,104
Liabilities:
Warrant liability		1,112,300				181,600	$ 158,900
Recurring Basis | Level 1
Assets:
Cash and marketable securities held in Trust Account	149,605,455	168,384,949				173,994,583
Recurring Basis | Level 2
Liabilities:
Warrant liability	$ 425,625	$ 1,112,300				$ 181,600